PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
VY
®
Columbia
Small Cap Value II Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 100.2%
Communication Services : 1.3%
20,720  Telephone and Data
Systems, Inc.
$ 813,053
1.3
Consumer Discretionary : 12.1%
910
(1)
Cavco Industries, Inc.
528,464
0.9
9,100
(1)
Gentherm, Inc.
309,946
0.5
7,220
Kontoor Brands, Inc.
575,939
0.9
25,240
(1)
Laureate Education,
Inc.
796,070
1.3
4,160
(1)
Modine Manufacturing
Co.
591,386
1.0
22,400
(1)
National Vision
Holdings, Inc.
653,856
1.1
7,881
Patrick Industries, Inc.
815,132
1.3
20,170  Perdoceo Education
Corp.
759,602
1.2
34,450
(1)
Savers Value Village,
Inc.
456,463
0.7
13,510
(1)
Taylor Morrison Home
Corp.
891,795
1.4
6,910
(1)
Urban Outfitters, Inc.
493,581
0.8
5,211
Visteon Corp.
624,590
1.0
7,496,824
12.1
Consumer Staples : 2.7%
20,193
(1)
Central Garden & Pet
Co. - Class A
596,299
1.0
27,600
Dole PLC
370,944
0.6
28,970  Reynolds Consumer
Products, Inc.
708,896
1.1
1,676,139
2.7
Energy : 5.4%
25,180
(1)
CNX Resources Corp.
808,782
1.3
4,460
(1)
Gulfport Energy Corp.
807,171
1.3
19,115  Navigator Holdings
Ltd.
296,091
0.5
10,580  Teekay Tankers Ltd.
- Class A
534,819
0.8
9,500
(1)
Tidewater, Inc.
506,635
0.8
16,270  World Fuel Services
Corp.
422,206
0.7
3,375,704
5.4
Financials : 20.0%
11,410
Assured Guaranty Ltd.
965,856
1.6
10,300  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
473,491
0.8
13,168  Bank of NT Butterfield
& Son Ltd.
565,171
0.9
24,220
BankUnited, Inc.
924,235
1.5
19,188  Columbia Banking
System, Inc.
493,899
0.8
41,850
Dynex Capital, Inc.
514,336
0.8
17,480
Essent Group Ltd.
1,111,029
1.8
16,790
EVERTEC, Inc.
567,166
0.9
5,390  FirstCash Holdings,
Inc.
853,884
1.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
49,490
Fulton Financial Corp.
$ 921,999
1.5
12,856  Horace Mann
Educators Corp.
580,705
0.9
10,267  Neptune Insurance
Holdings, Inc.
205,340
0.3
16,370
(1)
NMI Holdings, Inc.
- Class A
627,626
1.0
8,140
Origin Bancorp, Inc.
280,993
0.4
6,880  PennyMac Financial
Services, Inc.
852,294
1.4
8,730
(1)
StoneX Group, Inc.
881,032
1.4
10,574
(1)
Texas Capital
Bancshares, Inc.
893,820
1.4
24,809  Washington Federal,
Inc.
751,465
1.2
12,464,341
20.0
Health Care : 10.7%
38,260
(1)
AdaptHealth Corp.
342,427
0.6
21,470
(1)
Adaptive
Biotechnologies Corp.
321,191
0.5
28,890
(1)
Amicus Therapeutics,
Inc.
227,653
0.4
82,563
(1)
Amneal
Pharmaceuticals, Inc.
826,456
1.3
5,020
(1)
ANI Pharmaceuticals,
Inc.
459,832
0.7
37,090
(1)
Ardent Health
Partners, Inc.
491,442
0.8
11,090
(1)
Cytokinetics, Inc.
609,506
1.0
6,110
(1)
ICU Medical, Inc.
732,956
1.2
15,370
(1)
LivaNova PLC
805,081
1.3
33,361
(1)
MiMedx Group, Inc.
232,860
0.4
22,920
(1)
Pediatrix Medical
Group, Inc.
383,910
0.6
33,770
Perrigo Co. PLC
752,058
1.2
2,180
(1)
Soleno Therapeutics,
Inc.
147,368
0.2
43,820
(1)
Teladoc Health, Inc.
338,729
0.5
6,671,469
10.7
Industrials : 18.0%
10,259
(1)
Alaska Air Group, Inc.
510,693
0.8
6,970
ArcBest Corp.
486,994
0.8
1,515
(1)
Dycom Industries, Inc.
442,016
0.7
7,590
Greenbrier Cos., Inc.
350,430
0.6
11,030
Griffon Corp.
839,934
1.3
18,190
(1)
Healthcare Services
Group, Inc.
306,138
0.5
9,180  Helios Technologies,
Inc.
478,553
0.8
12,160
HNI Corp.
569,696
0.9
6,590
(1)
Kirby Corp.
549,935
0.9
12,090
Korn Ferry
846,058
1.4
29,310
(1)
Legalzoom.com, Inc.
304,238
0.5
5,090
McGrath RentCorp
597,057
0.9
2,982
Moog, Inc. - Class A
619,272
1.0
23,910
(1)
MRC Global, Inc.
344,782
0.5
19,231
(1)
Resideo Technologies,
Inc.
830,395
1.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
VY
®
Columbia
Small Cap Value II Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
16,121  Rush Enterprises, Inc.
- Class A
$ 861,990
1.4
3,659
Ryder System, Inc.
690,234
1.1
40,880
(1)
Shoals Technologies
Group, Inc. - Class A
302,921
0.5
32,630
(1)
Sunrun, Inc.
564,173
0.9
13,069  Worthington Industries,
Inc.
725,199
1.2
11,220,708
18.0
Information Technology : 10.5%
22,110
Amkor Technology, Inc.
627,924
1.0
12,875
Crane Holdings Co.
863,526
1.4
8,067
CTS Corp.
322,196
0.5
9,870
(1)
Digi International, Inc.
359,860
0.6
12,250
(1)
Diodes, Inc.
651,823
1.0
38,870
(1)
DoubleVerify Holdings,
Inc.
465,663
0.8
6,370
ePlus, Inc.
452,334
0.7
2,340
Littelfuse, Inc.
606,083
1.0
46,590
(1)
N-able, Inc.
363,402
0.6
21,540
(1)
NetScout Systems,
Inc.
556,378
0.9
16,750
(1)
Penguin Solutions, Inc.
440,190
0.7
9,930
(1)
Ultra Clean Holdings,
Inc.
270,593
0.4
13,360
Vontier Corp.
560,719
0.9
6,540,691
10.5
Materials : 5.3%
7,970
Cabot Corp.
606,118
1.0
17,090  Commercial Metals
Co.
978,915
1.6
25,770
(1)
Ecovyst, Inc.
225,745
0.4
12,710
Greif, Inc. - Class A
759,550
1.2
16,920
(1)
Torex Gold Resources,
Inc.
703,207
1.1
3,273,535
5.3
Real Estate : 11.5%
15,810  American Assets Trust,
Inc.
321,259
0.5
27,980  Cousins Properties,
Inc.
809,741
1.3
60,200
(1)
Cushman & Wakefield
PLC
958,384
1.6
59,060
Macerich Co.
1,074,892
1.7
28,810
NetSTREIT Corp.
520,309
0.8
54,327  Newmark Group, Inc.
- Class A
1,013,199
1.6
42,870
Outfront Media, Inc.
785,378
1.3
31,680  Pebblebrook Hotel
Trust
360,835
0.6
23,778
PotlatchDeltic Corp.
968,954
1.6
23,170  Xenia Hotels &
Resorts, Inc.
317,892
0.5
7,130,843
11.5
Utilities : 2.7%
4,240
National Fuel Gas Co.
391,649
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
17,400  Portland General
Electric Co.
$ 765,600
1.2
15,560
UGI Corp.
517,526
0.9
1,674,775
2.7
Total Common Stock
(Cost $55,347,918)
62,338,082
100.2
EXCHANGE-TRADED FUNDS : 0.6%
2,230  iShares Russell 2000
Value ETF
394,286
0.6
Total Exchange-Traded
Funds
(Cost $391,914)
394,286
0.6
Total Long-Term
Investments
(Cost $55,739,832)
62,732,368
100.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.5%
Mutual Funds : 0.5%
323,768
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $323,768) $ 323,768 0.5
Total Short-Term
Investments
(Cost $323,768)
323,768
0.5
Total Investments in
Securities
(Cost $56,063,600) $ 63,056,136 101.3
Liabilities in Excess
of Other Assets (837,154) (1.3)
Net Assets $ 62,218,982 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
VY
®
Columbia
Small Cap Value II Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 62,338,082 $ — $ — $ 62,338,082
Exchange-Traded Funds 394,286 — — 394,286
Short-Term Investments 323,768 — — 323,768
Total Investments, at fair value $ 63,056,136 $ — $ — $ 63,056,136
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 8,615,549
Gross Unrealized Depreciation (1,623,013)
Net Unrealized Appreciation $ 6,992,536